Property and equipment - Additional Information (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥) item	Dec. 31, 2018 CNY (¥)
Property and equipment
Interest expense capitalized	¥ 0
Pre-tax and non-inflation rate	12.00%
Number of cash generating unit with impairment indicator | item	1
Impairment	¥ 0
Predecessor
Property and equipment
Interest expense capitalized		¥ 8,508
Pre-tax and non-inflation rate		13.10%
Predecessor | Minimum
Property and equipment
Borrowing cost capitalization percentage	7.10%
Predecessor | Maximum
Property and equipment
Borrowing cost capitalization percentage	7.39%